SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Activity) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares
Non-vested, beginning balance	12,000
Granted
Vested	8,000
Non-vested, ending balance	4,000
Weighted average grant date fair value
Non-vested, beginning balance | $ / shares	$ 7.42
Vested | $ / shares	7.40
Non-vested, ending balance | $ / shares	$ 7.47